Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
loss Per Share

16. Loss per share

	For the years ended December 31,
	2022	2021	2020
Net loss for the year	$(6,733,076)	$(3,123,799)	$(6,028,228)
Weighted average number of shares outstanding for the year:
Basic	65,602,875	64,658,380	64,409,170
Diluted	65,602,875	64,658,380	64,409,170
Net loss per share – Basic	$(0.10)	$(0.05)	$(0.09)
Net loss per share – Diluted	$(0.10)	$(0.05)	$(0.09)

In periods in which a loss results, all outstanding stock options are excluded from the diluted loss per share calculations as their effect is anti-dilutive.